FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2014 and 2015.

(in US$ thousands)	2014		2015
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$50,640	$50,640	$71,432	$71,432
Marketable securities - current	29,340	29,340	4	4
Accounts receivable	1,298	1,298	1,246	1,246
Restricted cash	8,991	8,991	1,000	1,000
Marketable debt securities - noncurrent	4,744	4,744	—	—
Refundable deposits	302	302	272	272

Financial liabilities
Short-term borrowings	18,641	18,641	6,093	6,093
Accounts payable	771	771	320	320
Accrued compensation	796	796	759	759
Accrued expenses	3,465	3,465	3,037	3,037

Fair Value, Valuation Technique and Unobservable Inputs for Level 3 Measurements

The table below presents the ranges of significant unobservable inputs used to value our Company’s level 3 financial instruments. These ranges represent the significant unobservable inputs that were used in the valuation of each type of financial instrument. These inputs are not representative of the inputs that could have been used in the valuation of any one financial instrument. Accordingly, the ranges of inputs presented below do not represent uncertainty in, or possible ranges of, fair value measurements of our level 3 financial instruments.

Level 3 Financial Instruments	Significant Unobservable Inputs by Valuation Technique	Range of Significant Unobservable Inputs as of December 2014
Debt securities – Preferred shares with redemption rights	• Price/Sales per share ratio for selective comparable companies • Discount for lack of marketability	• 2.0 times ~ 14.0 times • 25%

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2014 and 2015, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	Marketable Securities - Debt Securities
	2014	2015
Balance at beginning of year	$3,939	$4,744
Total gains or (losses) (realized/unrealized)
included in earnings	—	(2,017)
included in other comprehensive income	805	—
Sale	—	(2,727)

Balance at end of year	$4,744	$—

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$—

Realized and Unrealized Gains (or Losses) Included In The Consolidated Financial Statements for Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs Level Three

Realized and unrealized gains (or losses) included in the consolidated financial statements for 2013, 2014 and 2015 for assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are reported in the consolidated financial statements as follows:

(in US$ thousands)	Gain on sales of marketable securities	Impairment loss on marketable securities and investments
Total gains (losses) included in earnings
for 2013	$985	$—
for 2014	—	—
for 2015	5,845	—

Change in unrealized gains (losses) relating to assets still held at the reporting date
for 2013	$1,212	$—
for 2014	805	—
for 2015	—	—

Fair Value, Measurements, Recurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2015
	Level 1	Level 2	Level 3

Assets
Cash equivalents - time deposits	$—	$6	$—	$6
Restricted cash - time deposits	—	1,000	—	1,000
Marketable securities - current
Equity securities	4	—	—	4

	$4	$1,006	$—	$1,010

(in US$ thousands)	Fair Value Measurement Using			Year Ended December 31, 2014
	Level 1	Level 2	Level 3

Assets
Cash equivalents - time deposits	$—	$12,112	$—	$12,112
Restricted cash - time deposits	—	8,991	—	8,991
Marketable securities - current
Open-end fund	318	—	—	318
Equity securities	29,022	—	—	29,022
Marketable securities - noncurrent
Debt securities	—	—	4,744	4,744

	$29,340	$21,103	$4,744	$55,187

Fair Value, Measurements, Nonrecurring
Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a nonrecurring basis that were determined to be impaired as of December 31, 2014 and 2015 are summarized as below:

(in US$ thousands)	Fair Value measurement Using				Total Impairment Losses
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2015
(a) Investments - Cost-method	$—	$—	$—	$—	$1,000
(a) Investments - Equity-method	—	—	188	188	290
(b) Property, plant and equipment - Information and communication equipment	—	—	—	—	60
(c) Intangible assets - Capitalized software cost	—	—	—	—	5
(d) Prepaid licensing and royalty fees	—	—	—	—	4,187

Total	$—	$—	$188	$188	$5,542

(in US$ thousands)	Fair Value measurement Using				Total Impairment Losses
Assets	Level 1	Level 2	Level 3	Year Ended December 31, 2014
(b) Property, plant and equipment - Information and communication equipment	$—	$—	$—	$—	$28
(c) Intangible assets - Capitalized software cost	—	—	—	—	115
(d) Prepaid licensing and royalty fees	—	—	3,033	3,033	1,259

Total	$—	$—	$3,033	$3,033	$1,402

(a)	Impairment losses on certain cost method and equity method investments which were determined to be impaired:

In 2015, certain cost method investments with carrying amounts of $1.0 million were fully written down to zero, resulting in an impairment charge of $1.0 million, and an equity method investment with a carrying amount of $478 thousand was written down to its estimated fair value of $188 thousand, resulting in an impairment charge of $290 thousand. The impairment charges are included in non-operating expenses within “impairment loss on marketable securities and investments” in the consolidated statements of operations.

Cost method and equity method investments are measured at fair value on a nonrecurring basis when declines in fair value are determined to be other-than-temporary, using other observable inputs such as trading prices of similar classes of the stock or using discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk.

(b)	Impairment losses on certain property, plant, and equipment which were determined to be impaired:

In 2014 and 2015, we recognized an impairment loss of $28 thousand and $60 thousand against our information and communication equipment. The impairment charges are included in operating expenses within “impairment losses on property, plant and equipment” in the consolidated statements of operations. The impairment charge for the equipment was related to servers used for certain product and service lines within our cloud product and service business for which the carrying amount was determined not to be recoverable from its related future undiscounted cash flows. This equipment was valued using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, and other cash flow model - related assumptions.

(c)	Impairment losses on certain intangible assets which were determined to be impaired:

In 2014 and 2015, certain capitalized and prepaid software development costs for our cloud product and service business were fully written down, resulting in impairment charges of $115 thousand and $5 thousand, included in operating expenses within “impairment loss on intangible assets” in the consolidated statements of operations. The impairment charge is for certain product lines within our cloud product and service business that we decided to shift focus from, and as a result, we recorded a full impairment of the carrying value of the assets related to these items.

(d)	Impairment losses on certain prepaid licensing and royalty fees which were determined to be impaired:

In 2014 and 2015, certain prepaid licensing and royalty fees were written down to $3.0 million and $0, respectively, resulting in impairment charges of $1.3 million and $4.2 million, respectively. This impairment is included in operating expenses in the consolidated statements of operations. The impairment charges for the prepaid licensing and royalty fees related to certain licensed games within our Asian online game and service business that we stopped operating or for which the carrying amounts of the related assets were determined not to be recoverable from their expected future undiscounted cash flows. The licensing fee games and related royalties are re-valued on when impairment exists, using unobservable inputs such as discounted cash flows, incorporating adjusted available market discount rate information and our Company’s estimates for liquidity risk, along with other cash flow model related assumptions.